8. COMMON STOCK (Details 1) (USD $)	Dec. 31, 2012
Option Outstanding
Number of Shares	9,223,000
Number of Options Exercisable
Number of Shares	9,198,000
ShareBasedCompensationStockOptionOneMember
Option Outstanding
Number of Shares	1,292,500
Exercise Price, ($C)	2.00
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Apr. 03, 2013
Number of Options Exercisable
Number of Shares	1,292,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTwoMember
Option Outstanding
Number of Shares	12,500
Exercise Price, ($C)	1.55
Aggregate Intrinsic Value, (C$)	0
Expiry Date	May 21, 2013
Number of Options Exercisable
Number of Shares	12,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionThreeMember
Option Outstanding
Number of Shares	37,500
Exercise Price, ($C)	2.02
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul. 17, 2013
Number of Options Exercisable
Number of Shares	37,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFourMember
Option Outstanding
Number of Shares	1,032,000
Exercise Price, ($C)	1.55
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Sep. 17, 2013
Number of Options Exercisable
Number of Shares	1,032,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFiveMember
Option Outstanding
Number of Shares	5,000
Exercise Price, ($C)	1.55
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Oct. 10, 2013
Number of Options Exercisable
Number of Shares	5,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSixMember
Option Outstanding
Number of Shares	1,289,000
Exercise Price, ($C)	1.32
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Feb. 12, 2014
Number of Options Exercisable
Number of Shares	1,289,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSevenMember
Option Outstanding
Number of Shares	1,472,500
Exercise Price, ($C)	2.60
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Dec. 29, 2014
Number of Options Exercisable
Number of Shares	1,472,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionEightMember
Option Outstanding
Number of Shares	300,000
Exercise Price, ($C)	2.34
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Sep. 22, 2015
Number of Options Exercisable
Number of Shares	300,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionNineMember
Option Outstanding
Number of Shares	1,372,500
Exercise Price, ($C)	2.86
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Nov. 22, 2015
Number of Options Exercisable
Number of Shares	1,372,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTenMember
Option Outstanding
Number of Shares	200,000
Exercise Price, ($C)	3.47
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 04, 2016
Number of Options Exercisable
Number of Shares	200,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionElevenMember
Option Outstanding
Number of Shares	125,000
Exercise Price, ($C)	2.94
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Mar. 08, 2016
Number of Options Exercisable
Number of Shares	125,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTwelveMember
Option Outstanding
Number of Shares	150,000
Exercise Price, ($C)	2.05
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul. 07, 2016
Number of Options Exercisable
Number of Shares	150,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionThirteenMember
Option Outstanding
Number of Shares	100,000
Exercise Price, ($C)	2.23
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul. 15, 2016
Number of Options Exercisable
Number of Shares	100,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFourteenMember
Option Outstanding
Number of Shares	1,684,500
Exercise Price, ($C)	1.25
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 06, 2017
Number of Options Exercisable
Number of Shares	1,684,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFifteenMember
Option Outstanding
Number of Shares	50,000
Exercise Price, ($C)	1.27
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 18, 2014
Number of Options Exercisable
Number of Shares	50,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSixteenMember
Option Outstanding
Number of Shares	100,000
Exercise Price, ($C)	0.73
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jun. 18, 2017
Number of Options Exercisable
Number of Shares	75,000
Aggregate Intrinsic Value ($C)	0